EQ ADVISORS TRUST

SUPPLEMENT DATED OCTOBER 1, 2007 TO THE

PROSPECTUS DATED MAY 1, 2007 AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus relating to the EQ/International ETF Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus as supplemented, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes in the underlying ETFs for the Portfolio.

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Effective October 1, 2007, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, will add the iShares FTSE/Xinhua China 25 Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Fund, iShares MSCI South Korea Fund and iShares MSCI Taiwan Fund to the list of Underlying ETFs in which the Portfolio may invest.

The following Underlying ETFs are added to the list of the Underlying ETFs in which the Portfolio may invest:

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares FTSE/Xinhua China 25 Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Chinese Market • Geographic Risk

iShares MSCI Emerging Markets Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Emerging Markets Risk • Geographic Risk

iShares MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield of the MSCI Hong Kong Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Emerging Markets Risk • Geographic Risk

iShares MSCI Singapore Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Emerging Markets Risk • Geographic Risk

iShares MSCI South Africa Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the South African Market

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares MSCI South Korea Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the South Korean Market

iShares MSCI Taiwan Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Taiwanese Market